Shareholders' Deficit - Ordinary Shares (Details)			12 Months Ended
	Jul. 19, 2021 shares	Apr. 07, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 05, 2021 shares
Shareholders' Deficit
Common shares, shares outstanding			2,000,000	2,000,000	2,000,000
Number of shares issued			2,000,000
Common shares, shares authorized (in shares)			200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1	1
Founder shares
Shareholders' Deficit
Number of shares cancellation	575,000
Common shares, shares outstanding	2,300,000
Sponsor
Shareholders' Deficit
Number of shares cancellation	575,000
Common shares, shares outstanding	2,300,000		2,000,000	2,000,000
Number of shares issued		2,875,000
Over-allotment option | Founder shares
Shareholders' Deficit
Common shares, shares outstanding			2,000,000		2,000,000
Over-allotment option | Sponsor
Shareholders' Deficit
Shares subject to forfeiture						300,000
Ordinary shares subject to redemption | IPO
Shareholders' Deficit
Ordinary shares issued			953,033	856,042	8,000,000